Deferred Charges, Net (Predecessor)	9 Months Ended	4 Months Ended
	Mar. 31, 2014	Jul. 28, 2013 Predecessor
Deferred Charges, Net
Deferred Charges, Net

9. Deferred Charges, Net

Deferred charges of $2,555,674 as of March 31, 2014, represent deferred offering costs of $1,304,343 related to the Company’s planned initial public offering, deferred financing costs of $716,040 and deferred drydocking costs of $535,291.

The movement of deferred financing costs and drydocking costs is presented in the table below:

	Financing costs	Drydocking costs
On inception , July 1, 2013	—	—
Additions	1,516,847	600,394
Amortization	(800,807)	(65,103)
Balance, March 31, 2014	716,040	535,291

The drydocking costs incurred during the period ended March 31, 2014 relate to the drydocking for Captain Nicholas ML which was drydocked during the period under review.

6. Deferred Charges, Net

The deferred charges comprised of the following:

	Financing costs	Drydocking costs	Total
April 1, 2012	310,662	1,302,458	1,613,120
Amortization	(48,307)	(352,950)	(401,257)
March 31, 2013	262,355	949,508	1,211,863
Amortization	(15,437)	(116,038)	(131,475)
July 28, 2013	246,918	833,470	1,080,388